COMMITMENTS AND CONTINGENCIES	7 Months Ended	9 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
March G L [Member]
COMMITMENTS AND CONTINGENCIES

4.	COMMITMENTS AND CONTINGENCIES

Exploration Funding Commitment

The Company has entered into an Exploration and Participation Agreement with 80 Mile PLC, a publicly listed company on the AIM Exchange in London. Under the terms of the agreement, the Company will fund two exploration wells in the Jameson Land Basin in eastern Greenland. Upon successful completion of the drilling obligations, the Company will earn up to a 70% working interest in the basin. Failure to meet these drilling milestones within the agreed-upon timeframe could result in the forfeiture of the Company’s right to earn the interest.

Amounts paid under the agreement prior to the commencement of drilling activities consist primarily of planning, engineering, permitting, environmental, and logistics-related costs incurred in support of future exploration activities. The Company evaluates these costs in accordance with its accounting policy for exploration and evaluation expenditures.

Costs that do not result in the acquisition of a tangible or legally enforceable interest in proved or unproved properties are expensed as incurred. Accordingly, during the period from inception through December 31, 2025, the Company expensed all costs incurred under the agreement, as no drilling operations have commenced and no working interest has been earned as of that date. No capitalized oil and gas properties were recorded as of December 31, 2025.

As of December 31, 2025, the Company has incurred significant planning, engineering, and logistics-related expenditures in support of this obligation. The Company has not yet commenced drilling operations, but expects to initiate physical exploration activities in the fiscal year ending December 31, 2026.

Service Contracts and Prepaid Logistics

The Company has executed project management agreements with Halliburton and IPT Well Solutions to support drilling, engineering, logistics, and field operations. These contracts include non-cancellable provisions for the delivery of technical services, equipment mobilization, and exploration planning. These costs are expected to be amortized as services are rendered over the next fiscal year.

Environmental and Regulatory Risk

While the Company has not been subject to any claims or enforcement actions as of the reporting date, its planned operations in Greenland are subject to a wide range of regulatory approvals, environmental reviews, and permitting requirements imposed by Greenlandic authorities and other governing bodies. These regulations may impose future obligations for site restoration, remediation, and environmental compliance. The Company will recognize asset retirement obligations and related costs in accordance with ASC 410, Asset Retirement and Environmental Obligations, once drilling activities commence and estimable liabilities can be determined.

Greenland Exploration Limited
COMMITMENTS AND CONTINGENCIES

NOTE 5. COMMITMENTS AND CONTINGENCIES

Advisory Agreement

On June 17, 2025 Company entered into an agreement (the “Advisory Agreement”) with ThinkEquity LLC (“ThinkEquity”) whereby ThinkEquity will serve as non-exclusive advisor to the Company for 12-month term (‘Term”). If the Business Combination is consummated during the Term or the 18-month period following the Term, Company will pay ThinkEquity a cash fee equal to $2,000,000. The cash fee is only payable if the Business Combination is successfully closed.

Letter Agreement

On November 15, 2025, The Company, Pelican and ThinkEquity entered into a letter agreement (“Letter Agreement”) whereby ThinkEquity will provide advisory services in connection to the Business Combination. Pursuant to Letter Agreement, upon closing of the Business Combination, Pelican will pay ThinkEquity a cash fee (“Placement Fee”) which includes (i) 6% from the financing arranged through ThinkEquity and (ii) 6% of the amount not redeemed from the Trust Account that is facilitated by ThinkEquity efforts.

Company will pay in the amount equal to $650 per investor meter (“Meeting Fee”) arranged by ThinkEquity, Company will pay $60,000 to be credited towards the Meeting Fee upon signing of the Letter Agreement.

Additionally, ThinkEquity will receive Pelicans common stock warrants (“Placement Warrants”) which will be equal to 5% of the (i) common shares raised in financing arranged by Thinkequity including common shares that are not redeemed in the Trust Account via ThinkEquity efforts and (ii) 5% of aggregate proceeds received by Pelican from a debt financing, divided by the ten-day volume weighted average price (“VWAP”) immediately preceding the date of the closing of the financing. The Placement Warrants shall have an exercise price of $10, a term of 5 years and piggyback registration rights.